14. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
10.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value of $0.001 per share.

Series A Preferred Stock

On February 22, 2019, the Company designated 2,000,000 shares of its preferred stock as 10% Series A convertible preferred stock, par value $0.001 per share (“Series A Stock”). Each share of Series A Stock is convertible, at any time, into five shares of common stock of the Company.

On each of February 27, 2019 and March 11, 2019, the Company received $400,000 from the sale of 400,000 shares of Series A Stock to accredited investors in private offerings pursuant to Section 4(a)(2) and/or Rule 506(b) of Regulation D, as promulgated under the Securities Act of 1933, as amended (the “Securities Act”). As an inducement to purchase the Series A Stock, each investor also received 2,000,000 restricted shares of the Company’s common stock.

On April 2, 2019, the Company received $125,000 from the sale of 125,000 shares of Series A Stock to an accredited investor in a private offering pursuant to Section 4(a)(2) and/or Rule 506(b) of Regulation D, as promulgated under the Securities Act. As an inducement to purchase the Series A Stock, the investor also received 625,000 restricted shares of the Company’s common stock.

As a result of the issuance of the Series A Stock, the Company recorded a beneficial conversion feature and other discounts as a deemed dividend in its condensed consolidated financial statements of $740,899.

On August 6, 2020, the Company entered into exchange agreements with the holders of 925,000 issued and outstanding shares of the Company’s Series A Stock pursuant to which such shares of Series A Stock were exchanged for an aggregate of 1,202,500 shares of the Company’s Series B Stock. See Series B Preferred Stock below for more details.

As of September 30, 2020 and December 31, 2019, the Company had zero and 925,000 shares of Series A Stock issued and outstanding, respectively.

Series B Preferred Stock

On August 4, 2020, the Company filed with the Secretary of State of the State of Florida a Certificate of Designation of Preferences, Rights and Limitations of Series B Stock designating 10,000,000 shares as Series B Preferred Stock (the “Series B Stock”). The Series B Stock ranks senior and prior to all other classes or series of the Company’s preferred stock and common stock.

The holder may at any time after the 12-month anniversary of the issuance of the shares of Series B Stock convert such shares into common stock at a conversion price equal to the 30-day volume weighted average price (“VWAP”) of a share of common stock for each share of Series B Stock to be converted. In addition, the Company at any time may require conversion of all or any of the Series B Stock then outstanding at a 50% discount to the 30-day VWAP.

Each share of Series B Stock entitles the holder to fifty votes for each share of Series B Stock. The consent of the holders of at least two-thirds of the shares of Series B Stock is required for the amendment to any of the terms of the Series B Stock, to create any additional class of stock unless the stock ranks junior to the Series B Stock, to make any distribution or dividend on any securities ranking junior to the Series B Stock, to merge or sell all or substantially all of the assets of the Company or acquire another business or effectuate any liquidation of the Company.

Cumulative dividends accrue on each share of Series B Stock at the rate of 8% per annum of the stated value of $1.00 per share and are payable in common stock in arrears quarterly commencing 90 days from issuance.

Upon a liquidation, dissolution or winding up of the Company, the holders of the Series B Stock are entitled to $1.00 per share plus all accrued and unpaid dividends. No distribution may be made to holders of shares of capital stock ranking junior to the Series B Stock upon a liquidation until Series B stockholders receive their liquidation preference. The holders of 66 2/3% of the then outstanding shares of Series B Stock, may elect to deem a merger, reorganization or consolidation of the Company into or with another corporation, not affiliated with said majority, or other similar transaction or series of related transactions in which more than 50% of the voting power of the Company is disposed of in exchange for property, rights or securities distributed to holders thereof by the acquiring person, firm or other entity, or the sale of all or substantially all of the assets of the Company.

On June 19, 2020, the Company received gross cash proceeds of $250,000 from one accredited investor, pursuant to the terms of a subscription agreement, and subsequently issued an aggregate of 250,000 shares of Series B Stock on August 6, 2020.

On August 6, 2020, the Company, entered into debt exchange agreements with holders of the Company’s (i) OID Notes in the aggregate amount of $411,223 of outstanding principal and accrued and unpaid interest; (ii) TDH Secured Notes, in the aggregate amount of $1,101,000 of outstanding principal and accrued and unpaid interest; and (iii) Additional Secured Notes, which were secured by all of the other assets of the Company in the aggregate amount of $782,500 of outstanding principal and accrued and unpaid interest. Pursuant to the terms of the debt exchange agreements, the holders of the notes exchanged outstanding and all amounts owed by the Company thereunder, for an aggregate of 3,623,884 shares of the Company’s Series B Stock. At the time of the exchange, all amounts due under the notes were deemed to be paid-in-full and the notes were cancelled.

In addition, on August 6, 2020, the Company entered into exchange agreements (the “Series A Exchange Agreements”) with the holders of 925,000 issued and outstanding shares of the Company’s Series A Stock. Pursuant to the terms of the Series A Exchange Agreements, the holders of Series A Stock exchanged their shares for an aggregate of 1,202,500 shares of the Company’s Series B Stock. At the time of the exchange, all of the exchanged shares of Series A Stock were cancelled.

As of September 30, 2020 and December 31, 2019, the Company had 5,309,884 and zero shares of Series B Stock issued and outstanding, respectively.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, par value of $0.001 per share and had 186,444,137 and 167,382,807 shares of common stock issued and outstanding as of September 30, 2020 and December 31, 2019, respectively.

Common Stock Issued in Private Placements

During the nine months ended September 30, 2019, the Company issued 4,950,000 shares of common stock and warrants to purchase 4,950,000 shares of common stock at an exercise price of $0.25 in private placements for proceeds of $495,000.

Common Stock Issued as Compensation to Employees, Officers and/or Directors

During the nine months ended September 30, 2020, the Company issued 420,000 shares of common stock with a fair market value of $35,600 to employees, officers and/or directors as compensation

Common Stock Issued in Exchange for Consulting, Professional and Other Services

During the nine months ended September 30, 2020, the Company issued 6,113,068 shares of common stock with a fair market value of $555,440 to contractors for services rendered.

During the nine months ended September 30, 2019, the Company issued 2,664,058 shares of common stock with a fair market value of $606,796 to contractors for services rendered.

Common Stock Issued in lieu of Cash for Loans Payable and Other Accrued Obligations

During the nine months ended September 30, 2020, the Company issued 500,000 shares of common stock with a fair market value of $50,000 to satisfy loans payable and other accrued obligations.

During the nine months ended September 30, 2019, the Company issued 564,833 shares of common stock with a fair market value of $389,440 to satisfy loans payable and other accrued obligations.

Common Stock Issued in Connection with the Conversion of Convertible Note Principal and Accrued Interest

During the nine months ended September 30, 2020, the Company issued 1,158,585 shares of common stock upon the conversion of $56,049 in convertible note principal and accrued interest.

Common Stock Issued in Connection with the Issuance of Convertible Promissory Notes

During the nine months ended September 30, 2020, the Company issued 10,869,677 shares of common stock valued at $736,014 in connection with the issuance of convertible notes. Refer to the disclosures for TDH Secured Notes and Additional Secured Notes under “Note 9 – Convertible Debt” for additional information.

During the nine months ended September 30, 2019, the Company issued 160,260 shares of common stock valued at $32,418 in connection with the issuance of convertible notes.

Stock Purchase Warrants

Stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at September 30, 2020 and December 31, 2019. All warrants are exercisable for a period of five years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)

Balance January 1, 2019	781,910	$1.36	1.38
Warrants issued	5,450,000	$0.25
Warrants exercised	—	$—
Warrants forfeited	(567,166)	$—
December 31, 2019	5,664,744	$0.28	1.79
Warrants issued	500,000	$0.10
Warrants exercised	—	$—
Warrants forfeited	—	$—
Balance September 30, 2020	6,164,744	$0.26	1.34

Stock Options

The following table represents all outstanding and exercisable stock options as of September 30, 2020.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	7,735,350	(834,000)	6,901,350	6,901,350	$0.24	2.97
2015	11,467,500	(11,467,500)	—	—	$0.36	—
2016	5,421,000	—	5,421,000	5,421,000	$0.78	0.44
2018	60,000	—	60,000	60,000	$0.78	2.58
Total	24,683,850	(12,301,500)	12,382,348	12,382,348	$0.48	1.51

During the nine months ended September 30, 2020 and 2019, the Company did not record any stock-based compensation expense related to stock options.

14.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value of $0.001 per share and had 925,000 shares of preferred stock issued and outstanding as of December 31, 2019. No shares of preferred stock were issued and outstanding as of December 31, 2018.

Preferred Stock Issued in Private Placements

On February 22, 2019, the Company designated 2,000,000 shares of its preferred stock as 10% Series A convertible preferred stock, par value $0.001 per share (“Series A Stock”). The Series A Stock is convertible, at any time, into five shares of common stock of the Company.

On each of February 27, 2019 and March 11, 2019, the Company received $400,000, or a total of $800,000, in proceeds from the sale of 400,000 shares of Series A to an accredited investor in a private offering pursuant to Section 4(a)(2) and Rule 506(b) of Regulation D, as promulgated under the Securities Act. As an inducement to purchase the Series A Stock, each investor also received 2,000,000 restricted shares of the Company’s common stock.

On April 2, 2019, the Company received an additional $125,000 in proceeds from the sale of 125,000 shares of Series A to one of the same accredited investors described above. As an inducement to purchase the Series A Stock, the investor also received 625,000 restricted shares of the Company’s common stock.

Common stock

The Company is authorized to issue 500,000,000 shares of common stock, par value of $0.001 per share and had 167,382,807 and 138,553,655 shares of common stock issued and outstanding as of December 31, 2019 and 2018, respectively.

Common Stock Issued in Private Placements

During the year ended December 31, 2019, the Company issued 5,450,000 shares of common stock and warrants to purchase 5,450,000 shares of common stock at an exercise price of $0.25 for proceeds of $545,000 under private offerings with accredited investors.

During the year ended December 31, 2018, the Company issued 3,854,869 shares of common stock for proceeds of $608,718 under private offerings with accredited investors.

Common Stock Issued in Connection with the Exercise of Warrants

There was no common stock issued in connection with the exercise of stock warrants during the year ended December 31, 2019.

During the year ended December 31, 2018, the Company issued 256,455 shares of common stock for proceeds of $61,500 under a series of stock warrant exercises at an average share price of $0.24 per share.

Common Stock Issued as Compensation to Employees, Officers, Directors and/or Contractors

During the year ended December 31, 2019, the Company issued 3,877,516 shares of common stock with a fair market value of $778,411 to contractors for services rendered.

During the year ended December 31, 2018, the Company issued 1,200,321 shares of common stock with a fair market value of $458,918 to employees, officers and directors in lieu of cash payment. Additionally, the Company issued 2,385,505 shares of common stock with a fair value of $825,170 to contractors for services rendered.

Common Stock Issued in Lieu of Cash for Loans Payable and Other Accrued Obligations

During the year ended December 31, 2019, the Company issued 1,707,690 shares of common stock with a fair market value of $589,440 to satisfy loans payable and other accrued obligations.

During the year ended December 31, 2018, the Company issued 3,995,304 shares of common stock with a fair market value of $1,321,376 to satisfy loans payable and other accrued obligations.

Common Stock Issued in Connection with the Amendment of Terms of a Promissory Note

During the year ended December 31, 2019, the Company issued 800,000 shares of common stock valued at $220,000 to amend the terms of a promissory note.

During the year ended December 31, 2018, the Company issued 805,000 shares of common stock valued at $482,250 to amend the terms of a promissory note.

Common Stock Issued in Connection with the Issuance of Convertible Promissory Notes

During the year ended December 31, 2019, the Company issued 160,260 shares of common stock valued at $32,418 in connection with the issuance of convertible notes.

During the year ended December 31, 2018, the Company issued 1,432,653 shares of common stock valued at $523,601 in connection with the issuance of convertible notes.

Common Stock Issued in the Acquisition of a Business

There was no common stock issued in the acquisition of a business during the year ended December 31, 2019.

During the year ended December 31, 2018, the Company issued 150,000 shares of common stock valued at $52,500 in connection with the acquisition of a business.

Conversion of Convertible Notes and Accrued Interest into Common stock

During the year ended December 31, 2019, the Company issued 12,202,686 shares of common stock valued at $2,788,199 in connection with the conversion of convertible notes and accrued interest into common stock.

During the year ended December 31, 2018, the Company issued 200,000 shares of common stock valued at $30,000 in connection with the conversion of convertible notes and accrued interest into common stock.

Common Stock Issued in Connection with Secured Convertible Notes with Original Issuance Discounts

There was no common stock issued in connection with the issuance of secured convertible notes with original issuance discounts during the year ended December 31, 2019.

During the year ended December 31, 2018, the Company issued 531,371 shares of common stock valued at $260,528 in connection with the issuance of secured convertible notes with original issuance discounts.

Stock Purchase Warrants

Stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at December 31, 2019 and 2018. All stock warrants are exercisable for a period of approximately five years from the date of issuance.

	Number of Warrants Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Contractual Life (Yrs.)

Balance January 1, 2018	1,038,365	$1.36	2.38
Warrants issued	–	$–
Warrants exercised	(–)	$–
Warrants forfeited	(256,455)	$–
December 31, 2018	781,910	$1.36	1.38
Warrants issued	5,450,000	$0.25
Warrants exercised	(–)	$–
Warrants forfeited	(567,166)	$–
Balance 31, 2019	5,664,744	$0.28	1.79

Stock Options

The following table represents all outstanding and exercisable stock options as of December 31, 2019.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	7,735,350	(834,000)	6,901,350	6,901,350	$0.24	3.72
2015	11,467,500	–	11,467,500	11,467,500	$0.36	0.31
2016	5,421,000	–	5,421,000	5,421,000	$0.78	1.19
2018	60,000	–	60,000	60,000	$0.78	3.33
Total	24,683,850	(834,000)	23,849,850	23,849,850	$0.59	2.09

During the years ended December 31, 2019 and 2018, the Company recorded $0 and $2,300 in stock-based compensation expense related to stock options.